Commission Payable (Tables)	12 Months Ended
Sep. 30, 2025
Schedule of Commission Payable [Abstract]
Schedule of Commission Payable
	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Commission payable	110,633	343,111	44,097
	110,633	343,111	44,097